Share capital - Change in ordinary Shares (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jan. 31, 2019	Jan. 31, 2018		Jan. 31, 2017
Number of shares
Share options exercised (in shares)		92,047	348,536
Disclosure of classes of share capital [abstract]
Share capital, beginning balance	[1]	£ 736
New share capital issued (net of transaction costs)		34,648	£ 14,931
Issue of Ordinary Shares as consideration for a business combination			5,000
New share capital issued from exercise of warrants			10		£ 107
Share options exercised		102	392		£ 283
Share capital, ending balance		£ 1,604	£ 736	[1]
Ordinary shares
Number of shares
Number of shares issued and fully paid, beginning balance (in shares)		73,563,624	61,841,566
New share capital issued (net of transaction costs) (in shares)		86,458,333	8,389,250
Issue of Ordinary Shares as consideration for a business combination (in shares)			2,934,272
New share capital issued from exercise of warrants (in shares)			50,000
Share options exercised (in shares)		367,924	348,536
Number of shares issued and fully paid, ending balance (in shares)		160,389,881	73,563,624		61,841,566
Disclosure of classes of share capital [abstract]
Share capital, beginning balance		£ 736
Share capital, ending balance		1,604	£ 736
Share capital
Disclosure of classes of share capital [abstract]
New share capital issued (net of transaction costs)		864	84
Issue of Ordinary Shares as consideration for a business combination			30
New share capital issued from exercise of warrants			1		£ 2
Share options exercised		4	3		3
Share capital | Ordinary shares
Disclosure of classes of share capital [abstract]
Share capital, beginning balance		736	618
New share capital issued (net of transaction costs)		864	84
Issue of Ordinary Shares as consideration for a business combination			30
New share capital issued from exercise of warrants			1
Share options exercised		4	3
Share capital, ending balance		1,604	736		618
Share premium
Disclosure of classes of share capital [abstract]
New share capital issued (net of transaction costs)		33,784	14,847
New share capital issued from exercise of warrants			9		105
Share options exercised		98	389		280
Share premium | Ordinary shares
Disclosure of classes of share capital [abstract]
Share capital, beginning balance		60,237	46,420
New share capital issued (net of transaction costs)		32,471	13,419
Issue of Ordinary Shares as consideration for a business combination			0
New share capital issued from exercise of warrants			9
Share options exercised		98	389
Share capital, ending balance		92,806	60,237		46,420
Total consideration | Ordinary shares
Disclosure of classes of share capital [abstract]
Share capital, beginning balance		60,973	47,038
New share capital issued (net of transaction costs)		33,335	13,503
Issue of Ordinary Shares as consideration for a business combination			30
New share capital issued from exercise of warrants			10
Share options exercised		102	392
Share capital, ending balance		£ 94,410	£ 60,973		£ 47,038

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’